Pensions and other post retirement benefits - Results of the most recent actuarial valuations (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Fair value of plan assets	£ 23,858
Market value of scheme assets at latest valuation	24,121
Funding surplus/(deficit)	(263)	£ (1,933)	£ (2,585)
UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	15,330	15,489	19,401
Market value of scheme assets at latest valuation	14,226
Funding surplus/(deficit)	£ 1,104	(156)	(15)
National Grid UK Pension Scheme - Section A | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets		6,716
Market value of scheme assets at latest valuation		£ 6,627
Market value as percentage of benefits		101.00%
Funding surplus/(deficit)		£ 89
Funding surplus/(deficit) net of tax		74
National Grid UK Pension Scheme - Section B | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets		5,849
Market value of scheme assets at latest valuation		£ 6,057
Market value as percentage of benefits		97.00%
Funding surplus/(deficit)		£ (208)
Funding surplus/(deficit) net of tax		£ (173)
NGEG of ESPS | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets			2,553
Market value of scheme assets at latest valuation			£ 3,053
Market value as percentage of benefits			84.00%
Funding surplus/(deficit)			£ (500)
Funding surplus/(deficit) net of tax			£ (415)